UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:        811-4963

Name of Registrant:                                     The Berwyn Funds

Address of principal executive offices:          1189 Lancaster Ave., Berwyn, PA 19312

Name and address of agent for service:        Kevin M. Ryan
                                                                   1189 Lancaster Ave, Berwyn, PA 19312

Registrant's Telephone Number:                  (610) 296-7222

Date of fiscal year end:                               12/31/04

Date of reporting period:                             9/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b 1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.    Schedule of Investments

A statement of investments for each Series of The Berwyn Funds as of September 30, 2004 is enclosed.

BERWYN FUND
STATEMENT OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2004

Number of
Shares	COMMON STOCKS - 75.1%	Value*

	AEROSPACE / DEFENSE - 1.7%
61,341	Ducommun Inc. +	$1,370,971

	APPLICATIONS SOFTWARE - 1.7%
90,086	EPIQ Systems, Inc. +	1,403,540

	COMMERCIAL PRINTING - 5.3%
50,431	Courier Corp.	2,102,468
105,500	Ennis Business Forms, Inc.	2,259,810
		4,362,278
	COMPUTER & PERIPHERALS - 3.2%
196,100	Neoware Systems, Inc. +	1,627,630
64,649	Printronix, Inc. +	965,856
		2,593,486
	COMPUTER SERVICES - 3.7%
102,600	Agilysys, Inc.	1,773,954
165,000	Ciber, Inc. +	1,240,800
		3,014,754
	CONSUMER PRODUCTS - 4.4%
64,600	Kenneth Cole Productions, Inc.	1,817,844
105,400	Russell Corp.	1,774,936
		3,592,780
	ELECTRONIC PRODUCTS - 2.2%
64,800	Barnes Group, Inc.	1,780,056

	FINANCIAL SERVICES - 2.3%
226,100	LaBranche & Co., Inc. +	1,910,545

	FURNITURE MANUFACTURING - 1.6%
86,423	La-Z-Boy, Inc.	1,311,901

	HEALTH CARE - 3.8%
53,000	Lifepoint Hospitals, Inc. +	1,585,760
64,300	Rehabcare Group, Inc. +	1,480,829
		3,066,589
	INSURANCE - 3.2%
94,070	FPIC Insurance Group, Inc. +	2,436,413
8,670	Odyssey RE Holdings Corp.	192,301
		2,628,714
	MACHINERY MANUFACTURING - 2.6%
50,750	Hardinge, Inc.	530,338
36,744	Terex Corp. +	1,594,690
		2,125,028
	MANUFACTURED HOUSING - 2.7%
51,700	Drew Industries, Inc. +	1,853,445
30,000	Patrick Industries, Inc. +	336,600
		2,190,045

BERWYN FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
SEPTEMBER 30, 2004

Number of
Shares	COMMON STOCKS (Continued)	Value*

	MEDICAL PRODUCTS & SERVICES - 3.2%
182,226	Quidel Corp. +	$825,484
54,644	Vital Signs, Inc.	1,755,165
		2,580,649
	METALS & MINING - 4.1%
13,800	Impala Platinum Holdings Ltd. - SP ADR	276,533
118,750	Westmoreland Coal Co. + **	3,040,000
		3,316,533
	OIL & GAS EXPLORATION & PRODUCTION - 6.8%
39,000	Berry Petroleum Co.	1,432,470
131,400	Callon Petroleum Co. +	1,666,152
59,100	Southwestern Energy Co. +	2,481,609
		5,580,231
	OIL & GAS SERVICES - 2.5%
92,014	Gulf Island Fabrication, Inc.	2,046,391

	OIL REFINING - 2.5%
85,944	Frontier Oil Corp.	2,029,138

	PRECISION INSTRUMENTS - 3.9%
44,370	Esterline Technology Corp. +	1,357,278
85,900	MTS Systems Corp.	1,825,375
		3,182,653
	REAL ESTATE INVESTMENT TRUSTS - 2.5%
203,100	Equity Inns, Inc.	2,006,628

	RESTAURANTS - 2.3%
49,800	IHOP Corp.	1,902,858

	RETAIL INDUSTRY - 2.4%
69,900	Blair Corp.	1,969,782

	SPECIALTY CHEMICALS - 2.4%
140,000	Hercules, Inc.	1,995,000

	TRANSPORTATION - 2.0%
35,300	Yellow Corp. +	1,652,040

	UTILITIES - 2.1%
97,200	Duquesne Light Holdings Inc.	1,745,712

TOTAL COMMON STOCKS (Cost $40,940,851)		61,358,302

BERWYN FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
SEPTEMBER 30, 2004

Number of
Shares	SHORT-TERM INVESTMENTS - 24.9%	Value*
3,849,523	Blackrock Provident Institutional Temp Cash Fund	$3,849,523
3,849,523	Blackrock Provident Institutional Federal Fund	3,849,523
12,667,932	PNC Money Market Account	12,667,932

TOTAL SHORT-TERM INVESTMENTS (Cost $20,366,978)		20,366,978

TOTAL INVESTMENTS (Cost $61,307,829) - 100.0%		$81,725,280

+	Non-Income Producing Security
SP ADR	American Depositary Receipt sponsored by a U.S. depositary bank.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2004

Number of
Shares	COMMON STOCKS - 23.3%	Value*

	BANKING - 1.0%
135,800	First Commonwealth Financial of Pennsylvania	$1,848,238

	COMMERCIAL PRINTING - 1.3%
107,400	Ennis Business Forms, Inc.	2,300,508

	FOOD PRODUCTS - 1.2%
84,000	Conagra Foods, Inc.	2,159,640

	INTEGRATED OIL & GAS - 1.2%
40,000	ChevronTexaco Corp.	2,145,600

	I-SHARES - 2.2%
67,000	DJ Select	3,841,780

	METALS & MINING - 0.5%
46,264	Impala Platinum Holdings Ltd. - SP ADR	927,066

	OIL & GAS EXPLORATION & PRODUCTION - 0.5%
24,700	Berry Petroleum Co.	907,231

	PHARMACEUTICALS - 1.3%
55,000	GlaxoSmithKline PLC SP ADR	2,405,150

	REAL ESTATE INVESTMENT TRUSTS - 2.5%
31,150	Hospitality Properties Trust	1,323,564
33,800	Mid-America Apartment Communities, Inc.	1,316,510
72,400	Town & Country Trust	1,842,580
		4,482,654
	RETAIL FOODS - 0.4.%
22,600	Weis Markets, Inc.	765,688

	SPECIALTY CHEMICALS - 1.7%
92,600	Hawkins, Inc.	1,102,866
58,000	Lubrizol Corp.	2,006,800
		3,109,666
	TELECOMMUNICATIONS SERVICES - 2.2%
80,900	Bellsouth Corp.	2,194,008
88,478	North Pittsburgh Systems, Inc.	1,820,877
		4,014,885
	UTILITIES - 7.3%
81,500	Atmos Energy Corp.	2,052,985
33,000	Cinergy Corp.	1,306,800
94,700	Cleco Corp.	1,632,628
34,000	Duquesne Light Holdings, Inc.	610,640
59,400	Laclede Gas Co.	1,736,262
92,900	Puget Energy, Inc.	2,108,830
39,200	Sempra Energy	1,418,648
88,300	Vectren Corp.	2,223,394
		13,090,187
BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
SEPTEMBER 30, 2004

TOTAL COMMON STOCKS (Cost $34,549,141)		$41,998,293

Number of
Shares	PREFERRED STOCKS - 3.9%	Value*

	APPAREL - 0.5%
37,100	Tommy Hilfiger Corp. PFD A	930,839

	BANKING - 0.3%
20,100	Household Finance Corp. PFD	528,630

	OIL & GAS EXPLORATION & PRODUCTION - 0.4%
22,165	Callon Petroleum Co. PFD A CV	687,115

	REAL ESTATE INVESTMENT TRUSTS - 1.7%
23,500	Brandywine Realty Trust PFD D	592,435
21,500	Equity Inns, Inc. PFD B	567,600
26,300	Highwoods Properties, Inc. PFD B	661,971
8,400	Hospitality Properties Trust PFD B	230,160
37,000	Prologis Trust PFD F	926,850
		2,979,016
	TELECOMMUNICATIONS EQUIPMENT - 0.7%
45,800	Telephone and Data Systems PFD A	1,205,914

	UTILITIES - 0.3%
5,000	Southern California Edison PFD	507,344

TOTAL PREFERRED STOCKS (Cost $6,526,456)		6,838,858

Face
Amount	CORPORATE BONDS - 64.4%	Value*

	AUTO & AUTOMOTIVE PARTS - 1.8%
2,000,000	General Motors Corp. 7.20% 01/15/11	2,118,136
988,000	Hertz Corp. 6.50% 05/15/06	1,030,701
		3,148,837
	BEVERAGES - ALCOHOL - 1.3%
175,000	Constellation Brands, Inc. 8.00% 02/15/08	192,719
2,021,000	Constellation Brands, Inc. 8.125% 01/15/12	2,218,048
		2,410,767
	CHEMICALS - 0.6%
1,000,000	Union Carbide Corp. 6.70% 01/01/09	1,005,000

	COMPUTERS & PERIPHERALS - 2.4%
2,035,000	Unisys Corp. 6.875% 03/15/10	2,121,488
2,000,000	Unisys Corp. 8.125% 06/01/06	2,132,500
		4,253,988

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
SEPTEMBER 30, 2004

Face
Amount	CORPORATE BONDS (Continued)	Value*

	CONSUMER SERVICES - 0.6%
1,000,000	Cendant Corp. 6.25% 03/15/10	$1,087,397

	CONSUMER STAPLES - 1.9%
1,425,000	Service Corp. International 6.50% 03/15/08	1,483,781
1,000,000	Service Corp. International 7.20% 06/01/06	1,045,000
730,000	Service Corp. International 7.70% 04/15/09	786,575
		3,315,356
	ELECTRICAL EQUIPMENT - 2.2%
3,803,000	Thomas and Betts Corp. 6.50% 01/15/06	3,937,231

	ENERGY SERVICES - 2.1%
3,723,000	Offshore Logistics, Inc. 6.125% 06/15/13	3,778,845

	FINANCE - 3.6%
1,195,000	CIT Group Holdings, Inc. 4.75% 12/15/10	1,212,149
2,000,000	CIT Group Holdings, Inc. 5.00% 02/13/14	1,991,980
1,000,000	Ford Motor Credit Corp. 7.375% 10/28/09	1,095,335
2,000,000	General Motors Acceptance Corp. 6.85% 10/15/08	2,120,728
		6,420,192
	EQUIPMENT RENTAL - 1.3%
2,200,000	Rent-A-Center, Inc. 7.50% 05/01/10	2,277,000

	FINANCE - BROKERAGE SERVICES - 0.8%
1,500,000	Bear Stearns Co., Inc. 3.25% 03/25/09	1,456,946

	HEALTHCARE SERVICES - 3.5%
2,800,000	Humana Inc. 6.30% 08/01/18	2,899,190
3,250,000	Triad Hospitals, Inc. 7.00% 11/15/13	3,306,875
		6,206,065

	HOTEL & GAMING - 3.5%
271,000	Hilton Hotels Corp. 7.20% 12/15/09	305,552
1,575,000	Hilton Hotels Corp. 7.625% 12/1/12	1,830,938
3,000,000	Mirage Resorts, Inc. 5.875% 02/27/14	2,887,500
1,110,000	Mirage Resorts, Inc. 6.75% 08/01/07	1,171,050
		6,195,040
	INFORMATION SERVICES - 1.2%
2,000,000	Equifax Inc. 6.90% 07/01/28	2,192,370

	INSURANCE - 1.6%
464,000	CNA Financial Corp. 6.50% 04/15/05	472,896
1,156,000	CNA Financial Corp. 6.60% 12/15/08	1,238,105
1,010,000	CNA Financial Corp. 6.75% 11/15/06	1,071,117
		2,782,118
	INTEGRATED OIL & GAS - 0.7%
1,175,000	ConocoPhillips Petroleum Co. 7.125% 03/15/28	1,268,185

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
SEPTEMBER 30, 2004

Face
Amount	CORPORATE BONDS (Continued)	Value*

	MEDICAL PRODUCTS & SERVICES - 6.3%
2,000,000	AmerisourceBergen Corp. 7.25% 06/01/05	$2,050,000
2,151,000	AmerisourceBergen Corp. 8.125% 09/01/08	2,387,610
1,966,000	Bausch & Lomb, Inc. 6.75% 12/15/04	1,978,468
2,305,000	Bausch & Lomb, Inc. 6.95% 11/15/07	2,480,892
2,290,000	Omnicare, Inc. CV 6.125% 06/01/13	2,301,450
20,000	Omnicare, Inc. CV 8.125% 03/15/11	21,750
		11,220,170
	METAL FABRICATION - 0.6%
1,000,000	Alcoa, Inc. 6.00% 01/15/12	1,094,426

	REAL ESTATE INVESTMENT TRUSTS - 2.4%
2,000,000	Health Care REIT, Inc. 6.00% 11/15/13	2,052,754
1,972,000	Health Care REIT, Inc. 7.50% 08/15/07	2,181,419
		4,234,173
	RESTAURANTS - 1.3%
2,087,000	Tricon Global Restaurants, Inc. 8.50% 4/15/06	2,254,016

	RETAIL AUTOMOTIVE PARTS - 1.0%
1,822,000	Pep Boys-Manny Moe & Jack, Inc. 7.00% 06/1/05	1,849,330

	RETAIL INDUSTRY - 4.6%
1,500,000	J.C. Penney Co., Inc. 8.00% 03/01/10	1,708,125
500,000	Rite Aid Corp. 6.00% 12/15/05	503,750
2,400,000	Rite Aid Corp. 7.125% 01/15/07	2,418,000
1,730,000	Rite Aid Corp. 7.625% 04/15/05	1,755,950
1,640,000	Saks, Inc. 7.50% 12/01/10	1,754,800
		8,140,625
	SPECIALTY CHEMICALS - 1.0%
1,680,000	Lubrizol Corp. 5.875% 12/01/08	1,755,546

	TELECOMMUNICATIONS SERVICES - 6.9%
281,000	AT&T Corp. 7.75% 03/01/07	300,670
1,000,000	Bellsouth Corp. 6.875% 10/15/31	1,091,984
1,456,000	Comcast Corp. 5.30% 1/15/14	1,459,155
2,157,000	GTE Northwest, Inc. 6.30% 06/01/10	2,342,651
1,617,000	Sprint Capital Corp. 6.125% 11/15/08	1,745,354
1,000,000	Sprint Capital Corp. 6.875% 11/15/28	1,048,893
1,500,000	Sprint Corp. 8.375% 03/15/12	1,816,704
1,225,000	TCI Communications, Inc. 7.875% 2/15/26	1,437,846
1,077,000	Verizon Florida, Inc. 6.125% 1/15/13	1,149,263
		12,392,520
	TOYS - 1.2%
2,035,000	Hasbro, Inc. 6.15% 07/15/08	2,159,644

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
SEPTEMBER 30, 2004

Face
Amount	CORPORATE BONDS (Continued)	Value*

	TRANSPORTATION - 1.8%
3,300,000	Southwest Airlines, Inc. 5.25% 10/01/14	$3,282,074

	UTILITIES - 6.4%
2,365,000	Black Hills Corp. 6.50% 05/15/13	2,424,865
1,800,000	Constellation Energy Group 4.55% 06/15/15	1,695,087
1,000,000	Constellation Energy Group 7.00% 04/01/12	1,132,389
850,000	Southern California Edison 7.625% 01/15/10	986,539
1,470,000	Southern California Edison 8.00% 02/15/07	1,627,128
1,662,000	PSEG Power, Inc. 7.75% 04/15/11	1,935,063
1,500,000	PSI Energy Co. 6.52% 03/15/09	1,635,269
		11,436,340
	WHOLESALE FOODS - 1.8%
3,200,000	Nash Finch Co. 8.50% 05/01/08	3,292,000

TOTAL CORPORATE BONDS (Cost $112,036,378)		114,846,201

Number of
Shares	SHORT-TERM INVESTMENTS - 8.4%	Value*
7,467,120	Blackrock Provident Institutional Temp Cash Fund	7,467,120
7,467,120	Blackrock Provident Institutional Federal Fund	7,467,120

TOTAL SHORT-TERM INVESTMENTS (Cost $14,782,152)		14,934,240

TOTAL INVESTMENTS (Cost $168,046,215) - 100.0%		$178,617,592

CV	Convertible Security
PFD	Preferred Stock
SP ADR	American Depositary Receipt sponsored by a U.S. depositary bank.

BERWYN CORNERSTONE FUND
STATEMENT OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2004

Number of
Shares	COMMON STOCKS - 77.7%	Value*

	AEROSPACE/DEFENSE - 3.3%
625	General Dynamics Corp.	$63,812

	COMMERCIAL PRINTING - 3.6%
2,220	RR Donnelley & Sons Corp.	69,530

	CONSUMER PRODUCTS - 5.5%
1,360	Black & Decker Corp.	105,318

	ELECTRONIC COMPONENTS - 3.6%
2,320	QLogic Corp.	68,672

	ENERGY - 4.2%
1,390	Noble Energy, Inc.	80,954

	FINANCIAL SERVICES - 4.2%
1,640	Webster Financial Corp.	81,000

	FOOD PRODUCTS - 2.8%
1,505	HJ Heinz Corp.	54,210

	FURNITURE MANUFACTURING - 3.3%
1,840	Ethan Allen International, Inc.	63,940

	INFORMATION TECHNOLOGY - 2.2%
4,155	Unisys Corp. +	42,880

	I-SHARES - 6.5%
520	S&P 400 Midcap Value iShares	59,940
605	S&P 400 Midcap iShares	65,661
		125,601
	MEDICAL PRODUCTS AND SERVICES - 3.4%
2,045	Baxter International, Inc.	65,767

	INTEGRATED OIL & GAS - 4.2%
1,490	ChevronTexaco Corp.	79,924

	RESTAURANTS - 4.3%
2,010	Yum Brands, Inc.	81,727

	RETAIL INDUSTRY - 9.8%
460	Best Buy, Inc.	24,950
2,330	BJ's Wholesale Club, Inc.	63,702
9,980	Rite Aid Corp. +	35,130
2,600	Talbots, Inc.	64,454
		188,236

BERWYN CORNERSTONE FUND
STATEMENT OF INVESTMENTS (Continued) (Unaudited)
SEPTEMBER 30, 2004

Number of
Shares	COMMON STOCKS (Continued)	Value*

	SPECIALTY CHEMICALS - 4.0%
2,230	Lubrizol Corp.	$77,158

	TELECOMMUNICATIONS - 0.4%
274	Comcast Corp.+	7,727

	TOYS - 3.1%
3,280	Mattel, Inc.	59,466

	TRANSPORTATION - 3.5%
1,995	CSX Corp.	66,234

	UTILITIES - 5.8%
840	FPL Group, Inc.	57,389
1,270	Progress Energy, Inc.	53,772
		111,161

TOTAL COMMON STOCKS (Cost $1,288,659)		1,493,317

Number of
Shares	SHORT-TERM INVESTMENTS - 22.3%	Value*
93,644	Blackrock Provident Institutional Temp Cash Fund	93,644
93,644	Blackrock Provident Institutional Federal Fund	93,644
240,499	PNC Money Market Account	240,499

TOTAL SHORT-TERM INVESTMENTS (Cost $427,787)		427,787

TOTAL INVESTMENTS (Cost $1,716,446) - 100.0%		$1,921,104

+ Non-Income Producing Security

At September 30, 2004, the composition of tax basis unrealized appreciation (depreciation) of investment securities for the Funds was as follows:

	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation	Market Value
Berwyn Fund	$ 61,307,829	$ 21,310,050	$ (892,599)	$ 20,417,451	$ 81,725,280
Berwyn Income Fund	$ 168,046,215	$ 11,225,164	$ (653,787)	$ 10,571,377	$ 178,617,592
Berwyn Cornerstone Fund	$ 1,716,446	$ 247,781	$ (43,123)	$ 204,658	$ 1,921,104

Item 2. Controls and Procedures

    The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures and concluded they are effective.
    There has been no change in the registrant's internal control over financial reporting during the last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.

Enclosed are certifications of the principal executive officer and principal financial officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Berwyn Funds

By: /s/ Robert E. Killen, President

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Kevin M. Ryan, Secretary/Treasurer

Date: November 29, 2004